Income Taxes Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax expense (benefit) attributable to loss from operations consists of:

Successor	Current	Deferred	Total
Year ended December 31, 2015:
United States federal	$—	$—	$—
State and local	—	—	—
Non-U.S. jurisdictions	19	(6)	13
	$19	$(6)	$13
Period from October 25, 2014 through December 31, 2014:
United States federal	$—	$—	$—
State and local	—	—	—
Non-U.S. jurisdictions	10	(10)	—
	$10	$(10)	$—
Predecessor
Period from January 1, 2014 through October 24, 2014:
United States federal	$2	$—	$2
State and local	—	—	—
Non-U.S. jurisdictions	14	20	34
	$16	$20	$36
Year ended December 31, 2013:
United States federal	$—	$(15)	$(15)
State and local	—	—	—
Non-U.S. jurisdictions	18	101	119
	$18	$86	$104
The domestic and foreign components of (loss) income before income taxes are as follows:
MPM Holdings Inc.:

	Successor		Predecessor
	Year Ended December 31, 2015	Period from October 25, 2014 through December 31, 2014	Period from January 1, 2014 through October 24, 2014	Year Ended December 31, 2013

Domestic	$(92)	$(9)	$1,983	$(251)
Foreign	20	(51)	(265)	(112)
Total	$(72)	$(60)	$1,718	$(363)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Income tax expense attributable to (loss) income before income taxes was $13, $0, $36, and $104 for the year ended December 31, 2015, the successor period from October 25, 2014 through December 31, 2014; the predecessor period from January 1, 2014 through October 24, 2014 and the year ended December 31, 2013, respectively, and differed from the amounts computed by applying the U.S. federal income tax rate of 35% to pre-tax loss from continuing operations as a result of the following:

		Successor	Predecessor
	Year Ended December 31, 2015	Period from October 25, 2014 through December 31, 2014	Period from January 1, 2014 through October 24, 2014	Year Ended December 31, 2013

Income tax expense:
Computed expected tax (benefit) expense	$(25)	$(21)	$603	$(127)
State and local income taxes, net of federal income tax benefit	—	—	—	—
Increase (reduction) in income taxes resulting from:
Tax rate changes	(3)	—	1	—
Non-U.S. tax rate differential	(1)	4	(1)	10
Branch accounting effect	7	(23)	(22)	(50)
Withholding taxes	3	—	—	1
Valuation allowance	33	38	(695)	172
Reorganization and Fresh Start	—	—	101	—
Permanent differences	3	1	27	(4)
Bankruptcy costs	—	1	40	—
Change in permanent reinvestment assertion	—	(5)	(20)	87
Reserves for uncertain tax positions	(4)	5	2	15
Total	$13	$—	$36	$104

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2015 and 2014 after adoption of ASU 2015-17 are presented below:

	Successor	Predecessor	Successor	Predecessor
	Domestic	Domestic	Foreign	Foreign
	2015	2014	2015	2014
Deferred tax assets:
Inventory	$12	$13	$3	$4
Vacation	2	8	2	2
Provision for expenses related to timing	9	5	6	4
Unrealized foreign currency loss	19	17	1	3
Amortization	43	24	19	—
Depreciation	—	—	2	18
Pension	128	134	37	47
Net operating losses	87	24	103	124
Branch accounting future benefit	26	29	—	—
Reserves	7	5	—	—
Deferred interest deductions	—	—	65	60
Amortizable financing costs	10	7	—	—
Other	1	—	2	15
Total gross deferred tax assets	344	266	240	277
Less valuation allowance	(243)	(106)	(176)	(203)
Net deferred tax assets	101	160	64	74
Deferred tax liabilities:
Inventory	—	—	6	9
Provision for expenses related to timing	—	—	1	2
Amortization	—	—	38	48
Depreciation	101	160	65	58
Other	—	—	15	26
Total deferred tax liabilities	101	160	125	143
Net deferred tax liability	$—	$—	$(61)	$(69)

Net Operating Loss Schedule [Table Text Block]	NOL Schedule

Country	NOL Value
United States	$238
Germany	229
Japan	57
Thailand	41
Other	20
Total	$585

Summary of Income Tax Contingencies [Table Text Block]
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Predecessor Balance at December 31, 2013	50

Additions for tax positions of the current year	2
Reductions for tax positions of prior years	(1)
Foreign currency translation	(3)
Predecessor Balance at October 24, 2014	48

Additions for tax positions of the current year	5
Foreign currency translation	(2)
Successor Balance at December 31, 2014	51

Additions for tax positions of the current year	4
Additions for tax positions of the prior years	3
Reductions for tax positions of prior years	(9)
Settlements	(1)
Statute of limitations expiration	(11)
Foreign currency translation	(1)
Successor Balance at December 31, 2015	$36